SHARE-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Number of nonvested shares
Outstanding at the beginning of the period (in shares)	7,242,112	7,711,512	3,402,610
Granted (in shares)	8,208,254	1,591,800	6,845,800
Forfeited (in shares)	381,300	276,836	663,500
Vested (in shares)	2,482,416	1,784,364	1,873,398
Outstanding at the end of the period (in shares)	12,586,650	7,242,112	7,711,512
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 5.80	$ 5.24	$ 4.23
Granted (in dollars per share)	$ 12.95	$ 7.67	$ 5.56
Forfeited (in dollars per share)	$ 8.74	$ 5.48	$ 5.26
Vested (in dollars per share)	$ 7.25	$ 5.08	$ 4.55
Outstanding at the end of the period (in dollars per share)	$ 10.09	$ 5.80	$ 5.24
Additional disclosures
Unrecognized compensation expense	$ 123,934,618
Weighted-average period over which unrecognized compensation expense will be recognized	4 years 3 months 18 days
Total fair value of non-vested shares vested during the period	$ 17,997,516	$ 9,064,569	$ 8,523,961